Summary of Significant Accounting Policies Significant Accounting Policy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Inventory Valuation Reserves	$ 23	$ 22
Research and development expenses	$ 64	64	$ 65
Concentration Risk, Supplier	.07
Restructuring Charges	$ 5	4
Other Cash Equivalents, at Carrying Value	$ 1	$ 3